Retirement benefits	6 Months Ended
Jun. 30, 2018
Disclosure of defined benefit plans [abstract]
Retirement benefits

12. Retirement benefits

As at 30 June 2018, Barclays Bank Group’s IAS 19 pension surplus across all schemes was £0.9bn (December 2017: £0.7bn). The UK Retirement Fund (UKRF), which is Barclays Bank Group’s main scheme, had an IAS 19 pension surplus of £1.1bn (December 2017: £1.0bn). The movement for the UKRF was driven by an increase in the discount rate, payment of deficit contributions, and lower expected future price inflation, offset by lower than assumed asset returns and new early retirement and cash commutation factors.

UKRF funding valuations

The scheme actuary prepares an annual update of the UKRF funding position in addition to the full triennial actuarial valuation. The latest annual update was carried out as at 30 September 2017 and showed a deficit of £4.8bn and a funding level of 86.8%.

The last triennial actuarial valuation of the UKRF had an effective date of 30 September 2016 and was completed in July 2017. This valuation showed a funding deficit of £7.9bn and a funding level of 81.5%.

The improvement in funding position between 30 September 2016 and 30 September 2017 was largely due to payment of deficit contributions, higher than assumed asset returns, higher government bond yields and transfers out of the scheme.

The recovery plan agreed as part of the 2016 triennial actuarial valuation requires Barclays Bank PLC to pay deficit contributions of £0.5bn per annum between 2018 and 2020, followed by £1.0bn per annum between 2021 and 2026. The deficit reduction contributions are in addition to the regular contributions to meet the Barclays Group’s share of the cost of benefits accruing over each year. The agreement with the UKRF Trustee also takes into account the changes to the Barclays Group structure that were implemented as a result of ring-fencing. Barclays Bank PLC remains as the principal employer of the UKRF. Additional support measures agreed include a collateral arrangement, joint participation of Barclays Bank UK PLC until 2025, and support from Barclays PLC should Barclays Bank PLC not pay the deficit contributions to the UKRF.

The next triennial actuarial valuation of the UKRF is due to be completed in 2020 with an effective date of 30 September 2019.